PROPERTY AND EQUIPMENT (Details) (USD $)	3 Months Ended		12 Months Ended		77 Months Ended	80 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation	$ 108	$ 108	$ 432	$ 431	$ 1,079	$ 1,187